Goodwill and intangible assets - The outcome the impairment review for Personal Banking and Business Banking (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 3,912	£ 3,893
Intangibles	4,327	4,168
Carrying value	8,239	8,061
Individual assets or cash-generating units
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	10,420
Goodwill	3,610
Intangibles	2,675
Carrying value	16,705
Value in use	29,593
Value in use exceeding carrying value	12,888	6,137
Personal Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	5,091
Goodwill	2,752
Intangibles	928
Carrying value	8,771
Value in use	13,438
Value in use exceeding carrying value	4,667	1,489
Business Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,549
Goodwill	629
Intangibles	216
Carrying value	2,394
Value in use	9,017
Value in use exceeding carrying value	6,623	3,623
Cards and Payments
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	3,780
Goodwill	229
Intangibles	1,531	1,351
Carrying value	5,540
Value in use	7,138
Value in use exceeding carrying value	£ 1,598	£ 1,025